Financial Risk Factors and Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Factors and Risk Management
Schedule of derivative instruments that are subject to such netting arrangements

	2025			2024
		Nettable Amounts
		in Case of			Nettable amounts in
€ millions	Carrying Amounts	Insolvency	Net Amount	Carrying Amounts	Case of Insolvency	Net Amount
Financial assets	73	39	34	60	42	18
Financial liabilities	-437	-39	-398	-525	-42	-483

Schedule of Contractual Maturities of Non-Derivative Financial Liabilities

	Carrying
	Amount	Contractual Cash Flows
€ millions	12/31/2025	2026	2027	2028	2029	2030	Thereafter
Non-derivative financial liabilities
Trade payables	-1,465	-1,465	0	0	0	0	0
Bonds	-5,294	-1,161	-1,045	-1,033	-828	-522	-1,254
Private placements	0	0	0	0	0	0	0
Loans	0	0	0	0	0	0	0
Commercial Paper	-498	-500	0	0	0	0	0
Lease liabilities	-1,684	-302	-291	-234	-185	-158	-812
Other financial liabilities[1]	-157	-207	-21	0	0	0	0
Total of non-derivative financial liabilities	-9,098	-3,635	-1,357	-1,267	-1,013	-680	-2,066

Financial guarantees	0	-17	-17	-18	-18	-18	-260

	Carrying
	Amount	Contractual Cash Flows
€ millions	12/31/2024	2025	2026	2027	2028	2029	Thereafter
Non-derivative financial liabilities
Trade payables	-1,178	-1,178	0	0	0	0	0
Bonds	-6,090	-970	-1,161	-1,045	-1,033	-828	-1,775
Private placements	-99	-3	-3	-100	0	0	0
Loans	-2,250	-2,300	0	0	0	0	0
Commercial Paper	-498	-500	0	0	0	0	0
Lease liabilities	-1,715	-371	-287	-237	-184	-148	-821
Other financial liabilities[1]	-270	-21	-32	0	0	0	0
Total of non-derivative financial liabilities	-12,099	-5,343	-1,483	-1,382	-1,217	-976	-2,596

Financial guarantees	0	-19	-19	-19	-20	-20	-315

[1] The carrying amount of other financial liabilities includes accrued interest for our non - derivative financial debt as well as for derivatives, while the cash outflow of this accrued interest is presented together with the underlying liability in the maturity analysis.

Schedule of Contractual Maturities of Derivative Financial Liabilities and Financial Assets

	Carrying			Carrying
	Amount	Contractual Cash Flows		Amount	Contractual Cash Flows
€ millions	12/31/2025	2026	Thereafter	12/31/2024	2025	Thereafter
Derivative financial liabilities and assets
Derivative financial liabilities
Currency derivatives not designated as hedging instruments	-53			-85
Cash outflows		-2,667	0		-4,003	0
Cash inflows		2,626	0		3,942	0
Currency derivatives designated as hedging instruments	-7			-32
Cash outflows		-1,737			-2,805
Cash inflows		1,722			2,749
Interest rate derivatives without designated hedge relationship	0			0
Cash outflows
Cash inflows
Interest rate derivatives designated as hedging instruments	-332			-408
Cash outflows		-163	-513		-230	-649
Cash inflows		60	181		60	241
Equity swaps designated as hedging instruments	-20			0
Cash outflows		-3	-18		0	0
Cash inflows		0	0		0	0
Total of derivative financial liabilities	-412	-162	-350	-525	-287	-408
Derivative financial assets
Currency derivatives not designated as hedging instruments	40			51
Cash outflows		-2,430			-2,921
Cash inflows		2,468			2,977
Currency derivatives designated as hedging instruments	27			12
Cash outflows		-3,814			-948
Cash inflows		3,824			964
Total of derivative financial assets	66	49	0	63	72	0
Total of derivative financial liabilities and assets	-346	-114	-350	-462	-215	-408

Cash, Time Deposits and Debt Securities
Financial Risk Factors and Risk Management
Schedule of Credit Risk Exposure

	2025
	Equivalent to External	Weighted Average Loss	Gross Carrying Amount	Gross Carrying Amount
€ millions, unless otherwise stated	Rating	Rate	Not Credit-Impaired	Credit-Impaired	ECL Allowance
Risk class 1 - low risk	AAA to BBB-	-0.1%	6,594	0	-7
Risk class 2 - high risk	BB+ to D	0.0%	86	0	0
Risk class 3 - unrated	NA	-8.6%	35	0	-3
Total		-0.1%	6,715	0	-10

	2024
	Equivalent to External	Weighted Average Loss	Gross Carrying Amount	Gross Carrying Amount
€ millions, unless otherwise stated	Rating	Rate	Not Credit-Impaired	Credit-Impaired	ECL Allowance
Risk class 1 - low risk	AAA to BBB-	-0.1%	7,004	0	-7
Risk class 2 - high risk	BB+ to D	0.0%	105	0	0
Risk class 3 - unrated	NA	-4.6%	65	0	-3
Total		-0.1%	7,174	0	-10

Trade receivables
Financial Risk Factors and Risk Management
Schedule of Credit Risk Exposure

	2025
		Gross Carrying Amount	Gross Carrying Amount
€ millions, unless otherwise stated	Weighted Average Loss Rate	Not Credit-Impaired	Credit-Impaired	ECL Allowance
AR not due and due	-0.3%	3,909	2	-10
AR overdue 1 to 30 days	-0.5%	704	79	-4
AR overdue 30 to 90 days	-1.4%	586	36	-9
AR overdue more than 90 days	-29.1%	426	278	-205
TOTAL	-3.8%	5,625	395	-228

	2024
		Gross Carrying Amount	Gross Carrying Amount
€ millions, unless otherwise stated	Weighted Average Loss Rate	Not Credit-Impaired	Credit-Impaired	ECL Allowance
AR not due and due	-0.2%	4,439	0	-7
AR overdue 1 to 30 days	-0.9%	619	64	-6
AR overdue 30 to 90 days	-1.4%	603	28	-9
AR overdue more than 90 days	-29.2%	445	263	-207
TOTAL	-3.5%	6,106	355	-229

Schedule of Movement in ECL Allowance for Trade Receivables

	2025	2024
€ millions	ECL Allowance	ECL Allowance
Balance as at 1/1	-229	-203
Net credit losses recognized	-86	-112
Amounts written off	87	86
Balance as at 12/31	-228	-229

Foreign Currency
Financial Risk Factors and Risk Management
Schedule of Designated Hedged Items

	Forecasted		Forecasted
	License Payments	Net Investment	License Payments	Net Investment
€ millions		2025		2024
Change in value used for calculating hedge ineffectiveness	-32	1	19	0
Cash flow hedge	-32	-1	19	0
Cost of hedging	12	0	3	0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0	-15	0	-15

Schedule of Designated Hedged Instruments

	Forecasted License	Net Investment	Forecasted License	Net Investment
	Payments in EUR	in USD	Payments in EUR	in USD
€ millions	2025		2024
Nominal amount	3,941	1,610	3,735	0
Carrying amount
Other financial assets	27	1	12	0
Other financial liabilities	-7	0	-32	0
Change in value recognized in OCI	32	1	-19	0
Hedge ineffectiveness recognized in Finance income, net	-1	0	1	0
Cost of hedging recognized in OCI	-12	0	-3	0
Amount reclassified from cash flow hedge in OCI to Other non-operating income, net	272	0	-78	0
Amount reclassified from cost of hedging in OCI to Finance income, net	-20	0	-17	0

Schedule of Details on Hedging Instruments

	Maturity
	2025		2024
	1–6 Months	7–12 Months	1–6 Months	7–12 Months
Forward exchange contracts
Net exposure in € millions	3,721	1,830	2,078	1,657
Average EUR:GBP forward rate	0.88	0.89	0.83	0.84
Average EUR:JPY forward rate	176.02	175.22	158.63	157.46
Average EUR:CHF forward rate	0.93	0.92	0.92	0.91
Average EUR:USD forward rate	1.18	1.19	1.06	1.07

Schedule of Risk Exposure

€ billions	2025	2024
Year-end exposure toward all our major currencies	6.0	5.6
Average exposure	5.6	4.5
Highest exposure	6.8	5.6
Lowest exposure	4.2	3.3

Schedule of Sensitivity Analysis

	Effects on Other Non-Operating Expense, Net			Effects on Other Comprehensive Income
€ millions	2025	2024	2023	2025	2024	2023
Derivatives held within a designated cash flow hedge relationship
All major currencies –10% against the euro				393	375	238
All major currencies +10% against the euro				-393	-375	-238
thereof: USD –10% against the euro				281	281	131
thereof: USD +10% against the euro				-281	-281	-131
Embedded derivatives
All currencies –10% against the respective functional currency	-94	-56	-63
All currencies +10% against the respective functional currency	97	56	64
thereof: EUR –10% against the respective functional currency	-80	-45	-48
thereof: EUR +10% against the respective functional currency	80	45	48
Unhedged monetary assets and liabilities
All currencies –10% against the respective functional currency	-95	-101	-112
All currencies +10% against the respective functional currency	95	101	112
thereof: USD –10% against the respective functional currency	-45	-39	-46
thereof: USD +10% against the respective functional currency	45	39	46

Interest Rate Risk
Financial Risk Factors and Risk Management
Schedule of Designated Hedged Items

	2025			2024
	Fixed-Rate	Fixed-Rate	Fixed-Rate	Fixed-Rate
€ millions	Borrowing in EUR	Borrowing in USD	Borrowing in EUR	Borrowing in USD
Notional amount	4,550	0	4,550	0
Carrying amount	4,194	0	4,103	0
Accumulated fair value adjustments in Other financial liabilities	337	0	423	-3
Change in fair value used for measuring ineffectiveness for the reporting period	86	0	133	-3
Accumulated amount of fair value hedge adjustments for hedged items ceased to be adjusted for hedging gains/losses	0	0	0	-3

Schedule of Designated Hedged Instruments

	2025			2024
	Interest Rate	Interest Rate	Interest Rate	Interest Rate
	Swaps for	Swaps for	Swaps for	Swaps for
€ millions	EUR Borrowing	USD Borrowing	EUR Borrowing	USD Borrowing
Notional amount	4,550	0	4,550	0
Carrying amount
Other financial assets	0	0	0	0
Other financial liabilities	-332	0	-408	0
Change in fair value used for measuring ineffectiveness for the reporting period	-76	0	-127	-1

Schedule of Details on Hedging Instruments

					2025
					Maturity
€ millions	2027	2028	2029	2030	2031
EUR interest rate swaps
Nominal amounts	1,000	1,000	800	500	1,250
Average variable interest rate[1]	4.069%	3.503%	2.956%	3.672%	3.924%
USD interest rate swaps
Nominal amounts
Average variable interest rate[1]

					2024
					Maturity
€ millions	2027	2028	2029	2030	2031
EUR interest rate swaps
Nominal amounts	1,000	1,000	800	500	1,250
Average variable interest rate[1]	4.535%	3.827%	3.056%	3.746%	3.912%
USD interest rate swaps
Nominal amounts
Average variable interest rate[1]

[1] Computed based on the interest rate curve as at December 31 of the respective reporting period.

Schedule of Risk Exposure

	2025				2024
€ billions	Year-End	Average	High	Low	Year-End	Average	High	Low
Fair value interest rate risk
From investments	2.87	3.46	4.90	2.87	3.99	3.85	4.29	3.29
Cash flow interest rate risk
From investments (including interest - bearing cash)	0.56	0.75	0.90	0.56	0.72	0.74	0.78	0.72
From financing	0	0.21	1.25	0	1.25	0.42	1.25	0
From interest rate swaps	4.55	4.55	4.55	4.55	4.55	4.63	4.64	4.55

Schedule of Sensitivity Analysis

	Effects on Financial Income, Net
€ millions	2025	2024	2023
Derivatives held within a designated fair value hedge relationship
Interest rates +100bps for U.S. dollar area/+100bps for euro area for all years presented	-46	-46	-46
Interest rates –100bps for U.S. dollar area/–100bps for euro area for all years presented	46	46	46
Variable-rate financing
Interest rates +100bps for U.S. dollar area/+100bps for euro area for all years presented	0	-4	0
Interest rates –100bps for U.S. dollar area/–100bps for euro area for all years presented	0	4	0
Variable-rate investments
Interest rates +100bps for U.S. dollar area/+100bps for euro area for all years presented	34	47	32
Interest rates –100bps for U.S. dollar area/–100bps for euro area for all years presented	-34	-47	-32

Equity Price Risk
Financial Risk Factors and Risk Management
Schedule of Sensitivity Analysis

€ millions	2025	2024	2023
Investments in equity securities
Increase in equity prices and respective unobservable inputs of 8% (2024: 10%) - increase of financial income, net	526	640	1,093
Decrease in equity prices and respective unobservable inputs of 8% (2024: 10%) - decrease of financial income, net	-526	-640	-1,093

For purposes of our equity price sensitivity disclosure, we benchmarked the historical average of public market returns of the NASDAQ and S&P 500 to the average annual venture capital benchmark returns over a 12-year period, which is the assumed average holding period of venture capital funds. Overall, our analysis indicated a blended return range of +/-8% in 2025(+/-10% in 2024, +/-22% in 2023).

Cash-Settled RSUs
Financial Risk Factors and Risk Management
Schedule of Designated Hedged Items

€ millions	2025	2024
Change in value used for calculating hedge ineffectiveness	3	0
Cash flow hedge reserve balance	6	0
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0	0

Schedule of Designated Hedged Instruments

€ millions, unless stated otherwise	2025	2024
Nominal amount in number of RSUs, thousands	602	0
Nominal amount in EUR	145	0
Carrying amount:
Other financial assets	0	0
Other financial liabilities	-20	0
Change in value used for calculating hedge ineffectiveness	-3	0
Change in value recognized in OCI	-3	0
Hedge ineffectiveness recognized in Finance income, net	0	0
Amount reclassified from cash flow hedge in OCI to Operating profit	3	0

Schedule of Details on Hedging Instruments

					Maturity of the Remaining Tranches
			2025			2024
	Less Than		More Than	Less Than		More Than
	12 Months	12-24 Months	24 Months	12 Months	12-24 Months	24 Months
Nominal amount in number of RSUs, thousands	471	110	21	0	0	0
Initial swap price, in EUR:
March 2025 swap		263.32			—
April 2025 swap		229.92			—
Nominal amount in € millions	111	28	6	0	0	0

Schedule of Risk Exposure

thousands	2025	2024
Number of Restricted Stock Units (RSUs)	1,049	2,098
Number of Performance Stock Units (PSUs)	49	157
Total gross exposure	1,098	2,255
Number of hedged RSUs	602	0
Total net exposure	496	2,255

Schedule of Sensitivity Analysis

		Effects on Other Comprehensive Income
€ millions	2025	2024	2023
Increase in SAP share price of 10% - increase in OCI	-4	—	—
Decrease in SAP share price of 10% - decrease in OCI	4	—	—